Reconciliation of borrowing activities in the statement of cash flow	12 Months Ended
Dec. 31, 2021
Reconciliation Of Borrowing Activities In Statement Of Cash Flow
Reconciliation of borrowing activities in the statement of cash flow

19 Reconciliation of borrowing activities in the statement of cash flow

Reconciliation of borrowing activities in the statement of cash flow

	Current and non-current
	Borrowings, debentures and Braskem Idesa financing
					Loan to
			Total		non-controlling
			borrowings	Braskem Idesa	shareholders
	Borrowings	Debentures	and debentures	financing	of Braskem Idesa	Lease	Dividends

Balance as of December 31, 2020	41,732,123	236,115	41,968,238	12,059,238	3,222,493	3,207,886	5,456

Acquired	16,308		16,308	7,271,658
Payments	(9,374,653)	(39,256)	(9,413,909)	(7,995,045)	(9,545)	(841,706)	(5,993,265)
Cash used in financing activities	(9,358,345)	(39,256)	(9,397,601)	(723,387)	(9,545)	(841,706)	(5,993,265)

Other changes
Interest paid	(2,001,552)	(29,033)	(2,030,585)	(649,945)	(4,679)	(198,225)
Interest and monetary and exchange variations, net	2,626,770	29,092	2,655,862	1,055,347	243,673	206,375
VAT on loan					42,457
Acquired						746,573
Disposal						(50,473)
Currency translation adjustments	1,898,264		1,898,264	570,282	152,139	85,984
Prepaid dividends approved by the Board							6,000,000
Dividends-lapse of statute of limitation							(1,653)
Other
	2,523,482	59	2,523,541	975,684	433,590	790,234	5,998,347

Balance as of December 31, 2021	34,897,260	196,918	35,094,178	12,311,535	3,646,538	3,156,414	10,538